LEASES - Schedule of Lease Terms and Discount Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted-average remaining lease term of operating leases	7 years 4 months 24 days	8 years
Weighted-average remaining lease term of finance leases	5 years 10 months 24 days	5 years 7 months 6 days
Weighted-average discount rate of operating leases	4.50%	3.20%
Weighted-average discount rate of finance leases	3.70%	3.50%